Share-based payments- Long-Term Incentive Plan (LTIP) - Restricted Stock Units (RSUs) (Details) € / shares in Units, € in Thousands															1 Months Ended	12 Months Ended
	Nov. 15, 2024 Option $ / shares	Nov. 15, 2024 Option € / shares	Mar. 31, 2024 Option $ / shares	Mar. 31, 2024 Option € / shares	Dec. 15, 2023 shares	Sep. 30, 2023 USD ($)	Mar. 31, 2023 shares	Nov. 30, 2022 shares	Jul. 01, 2022 shares	Jun. 22, 2022 shares	Apr. 01, 2022	Mar. 01, 2022	Jan. 31, 2022 shares $ / shares	Jan. 01, 2022 shares	Jan. 31, 2022 tranche $ / shares	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Share-based payments
Expenses from share-based payments | €																€ (4,121)	€ (7,697)	€ (9,184)
Vesting percentage												25.00%
LTIP Stock Options | Members of executive board and various key employees
Share-based payments
Number of RSU's awarded										225,888
LTIP Stock Options | Key employees
Share-based payments
Number of RSU's awarded								7,633
Restricted Stock Units
Share-based payments
Number of RSU awards granted																361,264	207,481	122,170
Vesting percentage																0.33%
Weighted average share price | (per share)			$ 3.03	€ 2.8
General and administrative expenses | €																€ (1,092)	€ (1,753)	€ (2,000)
Restricted Stock Units | Members of executive board and various key employees
Share-based payments
Number of RSU awards granted | Option	91,932	91,932
Weighted average share price | (per share)	$ 2.54	€ 2.4
Restricted Stock Units | LTIP Stock Options
Share-based payments
Vesting percentage																0.33%
Number of tranches for vesting of RSUs granted | tranche															2
Minimum share price on or after vesting to settle and deliver the RSUs | $ / shares													$ 19.16		$ 19.16
Restricted Stock Units | LTIP Stock Options | Members of supervisory board
Share-based payments
Expenses from share-based payments | €																€ 553	652
Restricted Stock Units | LTIP Stock Options | Members of executive board and various key employees
Share-based payments
Number of RSU's awarded							646,914
Restricted Stock Units | LTIP Stock Options | Key employees
Share-based payments
Number of RSU's awarded					32,783
Restricted Stock Units | LTIP Stock Options | CEO
Share-based payments
Number of RSU's awarded						25,000								36,000
Restricted Stock Units | LTIP Stock Options | COO
Share-based payments
Number of RSU's awarded													5,000
Restricted Stock Units | LTIP Stock Options | Chief Business Officer and Chief Commercial Officer
Share-based payments
Number of RSU's awarded													30,000
Restricted Stock Units | LTIP Stock Options | Former Frame employees
Share-based payments
Number of RSU's awarded									89,655
LTIP Stock Options
Share-based payments
General and administrative expenses | €																€ 286	€ 2,944
LTIP Stock Options | Members of supervisory board
Share-based payments
Number of RSU's awarded | Option			199,910	199,910
LTIP Stock Options | Members of executive board and various key employees
Share-based payments
Number of RSU awards granted | Option			1,374,824	1,374,824
LTIP Stock Options | Key employees
Share-based payments
Vesting percentage											25.00%				25.00%
Vesting period (in years)											4 years			4 years